Employee benefits	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Employee benefits
17.	Employee benefits

(1)	Defined benefit and severance plans
Upon terminating employment, employees of Sony Group Corporation and its subsidiaries in Japan are entitled, under most circumstances, to lump-sum
indemnities or pension payments as described below. Sony Group Corporation and certain of its subsidiaries’ pension plans utilize a point-based plan under which a point is added every year reflecting the individual employee’s performance over that year. Under the point-based plan, the amount of payment is determined based on the sum of cumulative points from past services and interest points earned on the cumulative points regardless of whether or not the employee is voluntarily retiring.
Under the plans, the defined benefits cover approximately

70
% of the indemnities under existing regulations to employees. The remaining indemnities are covered by severance payments by the companies. The pension benefits are payable at the option of the retiring employee either in a lump-sum
amount or monthly pension payments. Contributions to the plans are funded through several financial institutions in accordance with the applicable laws and regulations.

From April 1, 2012, Sony Group Corporation and substantially all of its subsidiaries in Japan have modified existing defined benefit pension plans such that life annuities will no longer accrue additional service benefits, with those participants instead accruing fixed-term annuities. The defined benefit pension plans were closed to new participants and a defined contribution plan was also introduced.
From October 1, 2019, Sony Group Corporation and substantially all of its subsidiaries in Japan have amended their defined benefit pension plans and have implemented defined contribution plans for all employees other than those employees that had retired before the amendments.
In addition, several of Sony’s foreign subsidiaries have defined benefit pension plans or severance indemnity plans, which cover substantially all of their employees. Under such plans, the related cost of benefits is currently funded or accrued. Benefits awarded under these plans are based primarily on the current rate of pay and length of service.
Net defined benefit liability (asset) recognized in the consolidated statements of financial position
Amounts recognized in the consolidated statements of financial position are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	March 31		March 31
	2025	2026	2025	2026
Present value of defined benefit obligations	488,818	387,432	130,259	139,768
Fair value of plan assets	(439,943)	(418,453)	(49,648)	(81,261)
The impact of minimum funding requirement and asset ceiling	10,147	-	3,225	3,319

Net amount	59,022	(31,021)	83,836	61,826

Amount recognized in the consolidated statements of financial position
Net defined benefit asset	(84,009)	(127,452)	(2,905)	(2,314)
Net defined benefit liability	143,031	96,431	86,741	64,140

Net amount	59,022	(31,021)	83,836	61,826

Present value of defined benefit obligations
The changes in the defined benefit obligations for the fiscal years ended March 31, 2025 and 2026 are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	Fiscal year ended March 31		Fiscal year ended March 31
	2025	2026	2025	2026
Beginning balance of the fiscal year	543,292	488,818	126,987	130,259

Current service cost	11,561	6,565	2,049	1,995
Past service cost	-	-	216	980
Interest cost	7,861	9,373	5,155	5,477
Remeasurements:
Change in demographic assumptions	2,005	1,509	14	489
Change in financial assumptions	(32,255)	(33,628)	(3,707)	(5,272)
Other	1,514	(294)	8,894	639
Translation adjustments	-	-	(1,382)	14,217
Plan participants’ contributions	-	-	231	276
Benefits paid	(45,135)	(32,318)	(8,198)	(8,741)
Curtailments and settlements	-	-	-	(551)
Other	(25)	-	-	-
Impact from loss of control of the Financial Services business*	-	(52,593)	-	-

Ending balance of the fiscal year	488,818	387,432	130,259	139,768

*
The figures for the fiscal year ended March 31, 2026 include the impact of the deconsolidation of SFGI, which operates the Financial Services business, resulting from the execution of the Partial
Spin-off
of the Financial Services business.

The weighted average duration of defined benefit obligations as of March 31, 2025 and 2026 is as follows:

	$		$		$		$
	Japanese plans				Foreign plans
	March 31				March 31
	2025		2026		2025		2026
Weighted average duration of defined benefit obligations		10.6 years		10.7 years		11.9 years		11.3 years
The significant actuarial assumptions used to determine the present value of defined benefit obligations as of March 31, 2025 and 2026 are as follows:

	$	$	$	$
	Japanese plans		Foreign plans
	March 31		March 31
	2025	2026	2025	2026
Discount rate	2.1%	3.1%	4.1%	4.5%
The sensitivities of the defined benefit obligations to changes in the significant weighted-average actuarial assumptions are as follows:

	$		$		$		$
	Yen in millions
	Japanese plans				Foreign plans
	March 31				March 31
Change in assumptions	2025		2026		2025		2026
Discount rate
0.25% decrease		11,336		8,434		3,628		6,616
0.25% increase		(10,878)		(8,113)		(3,437)		(6,274)
The sensitivity analyses are calculated using the same method used to determine the defined benefit liability recognized in the consolidated statements of financial position while holding all other assumptions consistent.
Fair value of plan assets
Sony’s pension investment policy recognizes the expected growth and the variability risk associated with the long-term nature of pension liabilities, the returns and risks of diversification across asset classes, and the correlation among assets. The asset allocations are designed to maximize returns consistent with levels of liquidity and investment risk that are considered prudent and reasonable. While the pension investment policy gives appropriate consideration to recent market performance and historical returns, the investment assumptions utilized by Sony are designed to achieve a long-term return consistent with the long-term nature of the corresponding pension liabilities.
The investment objectives of Sony’s plan assets are designed to generate returns that will enable the plans to meet their future obligations. The precise amount for which these obligations will be settled depends on future events, including the retirement dates and life expectancy of the plans’ participants. The obligations are estimated using actuarial assumptions, based on current economic conditions and other pertinent factors. Sony’s investment strategy balances the requirement to generate returns, using potentially higher yielding assets such as equity securities, with the need to control risk in the portfolio with less volatile assets, such as fixed-income securities. Risks include, among others, inflation, volatility in equity values and changes in interest rates that could negatively impact the funding level of the plans, thereby increasing their dependence on contributions from Sony. To mitigate any potential concentration risk of plan assets, thorough consideration is given to balancing the portfolio among industry sectors and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. The target allocations as of March 31, 2026, are, as a result of Sony’s asset liability management, 14% (as of March 31, 2025: 14%) of equity securities, 57% (as of March 31, 2025: 57%) of fixed income securities and 29% (as of March 31, 2025: 29%) of other investments for the pension plans of Sony Group Corporation and most of its subsidiaries in Japan, and, on a weighted average basis, 1% (as of March 31, 2025: 2%) of equity securities, 6% (as of March 31, 2025: 10%) of fixed income securities and 93% (as of March 31, 2025: 88%) of other investments for the pension plans of foreign subsidiaries.

The changes in the plan assets for the fiscal years ended March 31, 2025 and 2026 are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	Fiscal year ended March 31		Fiscal year ended March 31
	2025	2026	2025	2026
Beginning balance of the fiscal year	464,376	439,943	47,893	49,648

Interest income	7,047	9,139	2,202	2,418
Remeasurements:
Return on plan assets excluding interest income	(9,997)	15,806	1,330	(1,515)
Translation adjustments	-	-	(462)	6,233
Employer contribution	2,362	858	5,645	3,900
Plan participants’ contributions	-	-	359	291
Benefits paid	(23,845)	(22,571)	(7,319)	(7,949)
Curtailments and settlements	-	-	-	(349)
Impact from loss of control of the Financial Services business* 1	-	(24,722)	-	-
Other* 2	-	-	-	28,584

Ending balance of the fiscal year	439,943	418,453	49,648	81,261

*1
The figures for the fiscal year ended March 31, 2026 include the impact of the deconsolidation of SFGI, which operates the Financial Services business, resulting from the execution of the Partial
Spin-off
of the Financial Services business.

*2
The increase for the fiscal year ended March 31, 2026 is primarily attributable to contributions to plan assets associated with the establishment of new trust agreements at certain overseas subsidiaries.

Sony makes contributions to its defined benefit pension plans as deemed appropriate by management after considering the fair value of plan assets, expected return on plan assets and the present value of defined benefit obligations. Sony expects to contribute approximately 1 billion yen to the Japanese plans and approximately 6 billion yen to the foreign plans during the fiscal year ending March 31, 202
7
.
The fair values of the assets held by Japanese and foreign plans are as follows:

	Yen in millions
	Japanese plans
	March 31 2025	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	12,192	12,192	-
Equity securities *1	54,103	48,624	5,479
Fixed income:
Government bonds *2	11,565	382	11,183
Corporate bonds *3	5,241	18	5,223
Commingled funds *4	278,892	-	278,892
Private equity	35,115	-	35,115
Hedge funds	42,835	-	42,835

Total	439,943	61,216	378,727

	Yen in millions
	Japanese plans
	March 31 2026	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	4,755	4,755	-
Equity securities *1	51,815	43,662	8,153
Fixed income:
Government bonds	3,773	3,773	-
Commingled funds *4	274,752	-	274,752
Private equity	36,814	-	36,814
Hedge funds	46,544	-	46,544

Total	418,453	52,190	366,263

*1	Represents primarily Japanese equity securities.
*2	Includes approximately 84% of debt securities issued by Japanese national and local governments, and 16% of debt securities issued by foreign national and local governments.
*3	Includes debt securities issued by Japanese and foreign corporations and government related agencies.
*4	Commingled funds represent pooled institutional investments, including primarily investment trusts.

	Yen in millions
	Foreign plans
	March 31 2025	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	4,599	4,599	-
Equity securities *1	101	101	-
Fixed income:
Government bonds *2	1,207	-	1,207
Corporate bonds *3	175	-	175
Asset-backed securities	43	-	43
Insurance contracts *4	23,057	334	22,723
Commingled funds *5	16,929	-	16,929
Real estate and other	3,537	-	3,537

Total	49,648	5,034	44,614

	Yen in millions
	Foreign plans
	March 31 2026	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	4,695	4,695	-
Equity securities *1	119	59	60
Fixed income:
Government bonds *2	1,070	-	1,070
Corporate bonds *3	194	-	194
Asset-backed securities	196	-	196
Insurance contracts *4	24,125	-	24,125
Commingled funds *5	45,909	-	45,909
Real estate and other	4,953	13	4,940

Total	81,261	4,767	76,494

*1	Represents primarily foreign equity securities.
*2	Includes primarily foreign government debt securities.
*3	Includes primarily foreign corporate debt securities.
*4	Represents annuity contracts with or without profit sharing and bulk insurance contracts.
*5	Commingled funds represent pooled institutional investments, including primarily investment trusts.

The impact of minimum funding requirement and asset ceiling
The impact of minimum funding requirement and asset ceiling for the fiscal years ended March 31, 2025 and 2026 is as follows:

	Yen in millions
	Japanese plans		Foreign plans
	Fiscal year ended March 31		Fiscal year ended March 31
	2025	2026	2025	2026
Beginning balance of the fiscal year	9,837	10,147	3,457	3,225

Interest income	139	-	174	178
Remeasurements:
Change in asset ceiling excluding interest income	171	-	(436)	(387)
Translation adjustments	-	-	30	303
Impact from loss of control of the Financial Service s business*	-	(10,147)	-	-

Ending balance of the fiscal year	10,147	-	3,225	3,319

*
The figures for the fiscal year ended March 31, 2026 include the impact of the deconsolidation of SFGI, which operates the Financial Services business, resulting from the execution of the Partial
Spin-off
of the Financial Services business.

(2)	Defined contribution plans
Total defined contribution expenses for the fiscal years ended March 31, 2024, 2025 and 2026 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Japanese plans	11,662	11,849	11,125
Foreign plans	16,137	17,209	19,112
The above amounts for Japanese plans include expenses related to the Financial Services business. In connection with the Resolution for the plan regarding the execution of the Partial
Spin-off
of the Financial Services business, the Financial Services business was classified as a discontinued operation. Therefore, expenses related to the Financial Services business are included in net income (loss) from discontinued operations in the consolidated statements of income.

(3)	Employee benefits expenses
Employee benefits expenses included in cost of sales, selling, general and administrative, and net income (loss) from discontinued operations in the consolidated statements of income for the fiscal years ended March 31, 2024, 2025 and 2026 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Total employee benefits expenses	1,743,936	1,840,803	1,784,569
In connection with the Resolution for the plan regarding the execution of the Partial Spin-off of the Financial Services business, the Financial Services business was classified as a discontinued operation. Therefore, expenses related to the Financial Services business in the above amounts are included in net income (loss) from discontinued operations in the consolidated statements of income.
Employee benefits expenses include salaries, bonuses, stock-based compensation, social security, welfare and expenses relating to post-employment benefits.